UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001
                                                      --------

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.1%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.9%
--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Goodyear Tire & Rubber Co. (The) 1                                                        4,000,000    $       83,960,000
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Bayerische Motoren Werke AG                                                                 800,000            45,885,928
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.8%
Inchcape plc                                                                              4,000,000            39,407,899
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
iRobot Corp. 1                                                                            1,000,000            18,060,000
--------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--3.1%
Oakley, Inc. 2                                                                            6,800,000           136,408,000
--------------------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                               200,000             5,798,076
                                                                                                       -------------------
                                                                                                              142,206,076
--------------------------------------------------------------------------------------------------------------------------
MEDIA--3.0%
Getty Images, Inc. 1                                                                        500,000            21,410,000
--------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. 1                                                         9,000,000           110,160,000
--------------------------------------------------------------------------------------------------------------------------
Toei Animation Co. Ltd.                                                                     400,000             8,251,754
                                                                                                       -------------------
                                                                                                              139,821,754
--------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.3%
Saks, Inc.                                                                                6,000,000           106,920,000
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
AutoNation, Inc. 1                                                                        1,000,000            21,320,000
--------------------------------------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, B Shares                                                         1,100,000            55,394,383
                                                                                                       -------------------
                                                                                                               76,714,383
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.9%
Crocs, Inc. 1,2                                                                           3,000,000           129,600,000
--------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                           500,000            52,562,890
                                                                                                       -------------------
                                                                                                              182,162,890
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
--------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Rite Aid Corp. 1                                                                         16,003,300            87,057,952
--------------------------------------------------------------------------------------------------------------------------
Tesco plc                                                                                 2,000,000            15,840,072
                                                                                                       -------------------
                                                                                                              102,898,024
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Nestle SA                                                                                   170,000            60,410,341
--------------------------------------------------------------------------------------------------------------------------
Parmalat SpA 1                                                                            7,954,000            34,228,817
--------------------------------------------------------------------------------------------------------------------------
Thorntons plc 2                                                                           6,300,000            17,300,237
                                                                                                       -------------------
                                                                                                              111,939,395
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.9%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
Legg Mason, Inc.                                                                            500,000            47,525,000
--------------------------------------------------------------------------------------------------------------------------
Mediobanca SpA                                                                              703,300            16,557,881
--------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                4,000,000            75,459,014
                                                                                                       -------------------
                                                                                                              139,541,895
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Banco Comercial Portugues SA                                                              8,000,000            29,569,005



                    1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Barclays plc                                                                              4,000,000    $       56,955,926
--------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                   3,940,000            58,056,398
--------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                      5,000,000            55,774,147
--------------------------------------------------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                                                   4,000,000            41,711,777
                                                                                                       -------------------
                                                                                                              242,067,253
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.5%
Assicurazioni Generali SpA                                                                  500,000            21,958,947
--------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                       600,000            50,835,708
                                                                                                       -------------------
                                                                                                               72,794,655
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Shui On Land Ltd. 1                                                                      10,000,000             8,729,414
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--20.5%
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--9.2%
Arena Pharmaceuticals, Inc. 1,2                                                           4,891,800            63,153,138
--------------------------------------------------------------------------------------------------------------------------
Cepheid 1,2                                                                               4,900,000            41,650,000
--------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences, Inc. 1,2                                                               3,032,188            16,828,643
--------------------------------------------------------------------------------------------------------------------------
NicOx SA 1,2                                                                              5,077,849           152,219,019
--------------------------------------------------------------------------------------------------------------------------
Novavax, Inc. 1,2                                                                         6,009,883            24,640,520
--------------------------------------------------------------------------------------------------------------------------
Q-Med AB                                                                                  3,999,900            62,371,084
--------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1,2                                                           2,001,730            23,760,535
--------------------------------------------------------------------------------------------------------------------------
Telik, Inc. 1,2                                                                          10,000,000            44,300,000
                                                                                                       -------------------
                                                                                                              428,922,939
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
ArthroCare Corp. 1                                                                          900,000            35,928,000
--------------------------------------------------------------------------------------------------------------------------
bioMerieux                                                                                  500,000            34,090,159
--------------------------------------------------------------------------------------------------------------------------
Carl Zeiss Meditec AG                                                                     2,250,000            47,194,905
--------------------------------------------------------------------------------------------------------------------------
Elekta AB, B Shares                                                                       1,600,000            33,713,363
--------------------------------------------------------------------------------------------------------------------------
Essilor International SA                                                                    300,000            32,255,297
--------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                  500,000            47,950,000
--------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                            1,000,000            40,400,000
                                                                                                       -------------------
                                                                                                              271,531,724
--------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--5.5%
Bio-Rad Laboratories, Inc., Cl. A 1                                                         400,000            33,008,000
--------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1,2                                                               1,000,000            21,070,000
--------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                                  12,000,000           182,520,000
--------------------------------------------------------------------------------------------------------------------------
Tecan AG                                                                                    300,000            18,822,323
                                                                                                       -------------------
                                                                                                              255,420,323
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.4%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
Bombardier, Inc., Cl. B 1                                                                34,000,000           115,165,287
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Capita Group plc                                                                          2,000,000            23,769,898
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
JGC Corp.                                                                                 2,000,000            34,368,304
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.6%
ABB Ltd.                                                                                  5,000,000            89,659,417



                    2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
--------------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                               500,000    $       13,970,000
--------------------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                                 2,000,000            18,251,334
--------------------------------------------------------------------------------------------------------------------------
Schneider Electric SA                                                                       400,000            44,241,518
                                                                                                       -------------------
                                                                                                              166,122,269
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Siemens AG                                                                                1,000,000            99,795,393
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
IWKA AG 1,2                                                                               1,361,000            34,781,810
--------------------------------------------------------------------------------------------------------------------------
SMC Corp.                                                                                   100,000            14,082,165
                                                                                                       -------------------
                                                                                                               48,863,975
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
YRC Worldwide, Inc. 1                                                                     1,000,000            37,730,000
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Anhui Expressway Co. Ltd.                                                                 6,238,000             5,036,401
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.9%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
Finisar Corp. 1                                                                          13,000,000            41,990,000
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                            2,000,000            75,580,000
--------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                10,000,000            40,388,843
                                                                                                       -------------------
                                                                                                              157,958,843
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.5%
Cogent, Inc. 1                                                                            1,500,600            16,521,606
--------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                              2,000,000            47,640,000
--------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                    14,000,000            79,520,565
--------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co.                                                                         100,000            11,352,464
--------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                               200,000            49,560,943
--------------------------------------------------------------------------------------------------------------------------
Shimadzu Corp.                                                                            1,000,000             8,814,756
                                                                                                       -------------------
                                                                                                              213,410,334
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 1                                                                              2,000,000            60,140,000
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--15.6%
Advanced Micro Devices, Inc. 1                                                           21,000,000           427,350,000
--------------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                            2,000,000            39,360,000
--------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                   3,000,000            55,350,000
--------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                500,000            15,265,000
--------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1,2                                                                            5,002,500            86,643,300
--------------------------------------------------------------------------------------------------------------------------
Rambus, Inc. 1                                                                            3,000,000            56,790,000
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                              2,000,000            47,620,000
                                                                                                       -------------------
                                                                                                              728,378,300
--------------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.1%
Autonomy Corp. plc 1                                                                      4,503,519            44,921,908
--------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                           200,000            51,930,591
                                                                                                       -------------------
                                                                                                               96,852,499
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.5%
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.1%
Kuraray Co. Ltd.                                                                          4,000,000            47,191,294



                    3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Novozymes AS, B Shares                                                                      800,000    $       68,581,751
--------------------------------------------------------------------------------------------------------------------------
Symyx Technologies, Inc. 1                                                                1,283,020            27,700,402
                                                                                                       -------------------
                                                                                                              143,473,447
--------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Holmen AB, B Shares                                                                         500,000            21,764,693
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
Iberdrola SA                                                                              1,500,000            65,199,336
                                                                                                       -------------------
Total Common Stocks (Cost $3,905,273,668)                                                                   4,487,013,531
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--3.8%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%  2,3 (Cost
$176,556,093)                                                                           176,556,093           176,556,093
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,081,829,761)                                              99.9%        4,663,569,624
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.1             2,413,988
                                                                                        ----------------------------------
NET ASSETS                                                                                    100.0%   $    4,665,983,612
                                                                                        ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES         GROSS         GROSS              SHARES
                                                SEPTEMBER 30, 2006     ADDITIONS    REDUCTIONS   DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.                              4,000,000     1,191,800       300,000           4,891,800

Cepheid                                                  4,900,000            --            --           4,900,000

Cree, Inc.                                               5,002,500            --            --           5,002,500

Crocs, Inc.                                                     --     3,000,000            --           3,000,000

IWKA AG                                                  1,361,000            --            --           1,361,000

Kosan Biosciences, Inc.                                  3,032,188            --            --           3,032,188

Molecular Devices Corp.                                         --     1,000,000            --           1,000,000

Nektar Therapeutics                                     12,000,000            --            --          12,000,000

NicOx SA                                                 5,077,849            --            --           5,077,849

Novavax, Inc.                                            6,009,883            --            --           6,009,883

Oakley, Inc.                                             6,800,000            --            --           6,800,000

Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25%*                                                   --   936,516,524   759,960,431         176,556,093

Renovis, Inc.                                            2,900,000            --     2,900,000                  --

Rigel Pharmaceuticals, Inc.                              2,001,730            --            --           2,001,730

Telik, Inc.                                             10,000,000            --            --          10,000,000

Thorntons plc                                            6,300,000            --            --           6,300,000


                    4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                      DIVIDEND         REALIZED
                                                          VALUE         INCOME             LOSS
------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.                     $    63,153,138    $        --    $   1,756,565

Cepheid                                              41,650,000             --               --

Cree, Inc.                                           86,643,300             --               --

Crocs, Inc.                                         129,600,000             --               --

IWKA AG                                              34,781,810             --               --

Kosan Biosciences, Inc.                              16,828,643             --               --

Molecular Devices Corp.                              21,070,000             --               --

Nektar Therapeutics                                 182,520,000             --               --

NicOx SA                                            152,219,019             --               --

Novavax, Inc.                                        24,640,520             --               --

Oakley, Inc.                                        136,408,000      1,088,000               --

Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25%*                                       176,556,093      3,605,065               --

Renovis, Inc.                                                --             --       55,237,449

Rigel Pharmaceuticals, Inc.                          23,760,535             --               --

Telik, Inc.                                          44,300,000             --               --

Thorntons plc                                        17,300,237        583,189               --
                                                ------------------------------------------------
                                                $ 1,151,431,295    $ 5,276,254    $  56,994,014
                                                ================================================

* The money market fund and the Fund are affiliated by having the same investment advisor.

3. Rate shown is the 7-day yield as of December 31, 2006.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE     PERCENT
--------------------------------------------------------------------------------
United States                                       $ 2,563,836,189      55.0 %
Japan                                                   366,772,472       7.9
United Kingdom                                          333,490,652       7.1
France                                                  315,368,883       6.8
Germany                                                 227,658,036       4.9
Switzerland                                             219,727,789       4.7
Sweden                                                  213,632,366       4.6
Canada                                                  115,165,287       2.5
Italy                                                    72,745,645       1.5
Denmark                                                  68,581,751       1.5
Spain                                                    65,199,336       1.4
Singapore                                                58,056,398       1.2
Portugal                                                 29,569,005       0.6
Cayman Islands                                            8,729,414       0.2
China                                                     5,036,401       0.1
                                                    ----------------------------
Total                                               $ 4,663,569,624     100.0 %
                                                    ============================


                    5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required


                    6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $  4,085,224,725
                                                  =================

Gross unrealized appreciation                     $    889,740,686
Gross unrealized depreciation                         (311,395,787)
                                                  -----------------
Net unrealized appreciation                       $    578,344,899
                                                  =================


                    7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007